Fair Value Measurements - Schedule of change in the fair value of the derivative warrant liabilities (Details) - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
Schedule of change in the fair value of the derivative warrant liabilities
Derivative warrant liabilities as beginning	$ 26,115,000	$ 20,889,000	$ 42,283,500
Transfer of Public Warrants from Level 3			(26,047,500)
Change in fair value of derivative warrant liabilities	16,168,500	(495,000)	4,653,000
Derivative warrant liabilities as ending	$ 42,283,500	$ 20,394,000	$ 20,889,000